Supplement to the
Fidelity® Low Duration Bond Factor ETF
December 30, 2024
Summary Prospectus

Richard Munclinger no longer serves as Co-Portfolio Manager of the fund.
LDE-SUSTK-0125-102 1.9900302.102	January 31, 2025